Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Carrying Amount and Estimated Fair Value of Terra LLC Long-term Debt
The carrying amount and estimated fair value of the Company's long-term debt as of September 30, 2014 and December 31, 2013 are as follows:

	As of September 30, 2014		As of December 31, 2013
(In thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
Long-term debt, including current portion	$1,304,034	$1,366,156	$437,280	$443,067

Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheet:

(In thousands)	As of September 30, 2014			As of December 31, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets (Liabilities)
Interest rate swaps	$—	$(1,288)	$—	$—	$—	$—
Foreign currency hedges	—	(143)	—	—	—	—
Regulus warrant	—	—	(6,494)	—	—	—
Total	$—	$(1,431)	$(6,494)	$—	$—	$—